Restatements (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Operations
Cost of revenues	$ 24,595		$ 114,098		$ 92,544	$ 251,121	$ 428,031	$ 668,664
Current liabilities	1,698,283				1,698,283		1,304,367	1,130,752
Total liabilities	1,745,340				1,745,340		1,359,266	1,208,411
Net loss	(1,623,296)	$ (859,173)	$ (131,616)	$ (196,507)	(2,482,469)	$ (328,123)	(479,073)	(1,175,320)
Accumulated deficit	$ (14,822,302)				$ (14,822,302)		$ (11,630,660)	$ (11,049,499)
Loss per share	$ (0.00)		$ (0.00)		$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
Previously Recorded Balance [Member]
Statement of Operations
Cost of revenues					$ 117,121	$ 85,098	$ 646,424
Current liabilities							1,359,732
Total liabilities							1,534,983
Net loss					$ (194,123)	$ (102,616)	(1,153,080)
Accumulated deficit							$ (11,376,368)
Loss per share					$ 0.001	$ (0.00)	$ (0.02)
Deferred revenues, net					$ (249,246)		$ (51,561)
Correction Made [Member]
Statement of Operations
Cost of revenues					134,000	$ 29,000	22,240
Current liabilities							228,980
Total liabilities							326,869
Net loss					134,000	29,000	22,240
Accumulated deficit							$ 326,869
Loss per share							$ 0
Deferred revenues, net					(134,000)		$ (22,240)
Corrected Balance [Member]
Statement of Operations
Cost of revenues					251,121	114,098	668,664
Current liabilities							1,130,752
Total liabilities							1,208,114
Net loss					$ (328,123)	$ (131,616)	(1,175,320)
Accumulated deficit							$ (11,049,499)
Loss per share					$ 0.001	$ (0.00)	$ (0.02)
Deferred revenues, net					$ (115,495)	$ (34,495)	$ (73,801)